Employee costs and share plans for employees - Alexion employee share award plan (Details) - Alexion employee share award plan	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares
Share plans
Weighted average fair value at measurement date, other equity instruments granted | $	$ 65.62				$ 57.54
Number of other equity instruments outstanding in share-based payment arrangement		819,000	3,022,000		15,220,000
Number of other equity instruments exercised or vested in share-based payment arrangement		2,047,000	2,060,000	8,627,000
Number of other equity instruments forfeited in share-based payment arrangement		156,000	531,000	980,000
Additional vesting as percentage of deferred shares	15.00%
Number of awards deferred from employees accepting deferral option	1,780,000
Number of additional awards granted from employees accepting deferral option	267,000